Faegre Drinker Biddle & Reath LLP

320 South Canal Street, Suite 3300

Chicago, IL 60606

www.faegredrinker.com

August 15, 2025

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Pursuit Asset-Based Income Fund Registration Statement on Form N-2

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is pre-effective amendment No. 2 to the registration statement on Form N-2 of the Pursuit Asset-Based Income Fund (the “Registration Statement”). The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, and the applicable rules thereunder. The purpose of the pre-effective amendment is to respond to comments received from the Staff on the Fund’s registration statement on Form N-2 filed on April 23, 2025 and to complete other disclosures.

Questions and comments concerning the enclosed materials may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams